Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Stock
Expected volatility	77.00%
Expected lives	Various (30 days – 7 years)
Risk Free Interest Rate, Minimum	0.50%
Risk Free Interest Rate, Maximum	2.27%
Expected dividend yield	0.00%
Warrants and Options
Expected volatility	485.00%	61.00%
Expected lives	3 years	Less than 1 year
Risk Free Interest Rate		0.62%
Risk Free Interest Rate, Minimum	1.98%
Risk Free Interest Rate, Maximum	2.01%
Expected dividend yield	0.00%	0.00%